Commitments And Contingencies-Office Rent (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments And Contingencies - Office Rent Commitments [Table Text Block]
Rental commitments
2013	462
2014	66
Total	528